Note 6 - Deposits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Time Deposits, at or Above FDIC Insurance Limit	$ 39,503,000	$ 37,239,000
Related Party Deposit Liabilities	2,281,000	1,570,000
Deposits	489,529,000	472,737,000
Interest-Bearing Domestic Deposit, Brokered	$ 6,270,000	6,270,000
One Customer [Member]
Deposits		$ 25,535,000
Customer Concentration Risk [Member] | Deposits Total [Member] | No Customer [Member]
Concentration Risk, Percentage	5.00%
Customer Concentration Risk [Member] | Deposits Total [Member] | One Customer [Member]
Concentration Risk, Percentage		5.40%